Astor Active Income ETF Fund
RISK/RETURN
Investment Objectives:
The Fund primarily seeks income and secondarily seeks capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information is available from your financial professional and in How to Purchase Shares on page 14 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor Active Income ETF Fund	Class AShares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	4.75%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Astor Active Income ETF Fund		Class AShares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses	[1]	1.45%	1.45%	1.45%	1.45%	1.45%
Acquired Fund Fees and Expenses	[2]	0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses		3.07%	3.82%	3.82%	2.82%	3.07%
Expense Waiver and/or Reimbursement	[3]	(0.71%)	(0.71%)	(0.71%)	(0.71%)	(0.71%)
Total Annual Fund Operating Expenses After Expense Waiver and/or Reimbursement		2.36%	3.11%	3.11%	2.11%	2.36%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until November 30, 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.99% , 2.74% , 2.74% , 1.74% and 1.99% , for Class A, B, C, I and R shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Astor Active Income ETF Fund (USD $)	1 Year	3 Years
Class AShares	703	1,315
Class B Shares	789	1,102
Class C Shares	314	1,102
Class I Shares	214	807
Class R Shares	239	882

You would pay the following expenses if you did not redeem your shares.
Expense Example, No Redemption Astor Active Income ETF Fund (USD $)	1 Year	3 Years
Class AShares	703	1,315
Class B Shares	789	1,102
Class C Shares	314	1,102
Class I Shares	214	807
Class R Shares	239	882

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines fixed-income securities to include Underlying Funds and ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines equity securities to include Underlying Funds and ETFs that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines alternative and specialty securities to include Real Estate Investment Trusts ("REITs"), Underlying Funds that invest in commodities and foreign currencies, as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked).  The Fund invests in ETFs and Underlying Funds without restriction as to the issuer credit quality, capitalization, country or individual security maturity of the underlying securities held by the ETFs and Underlying Funds.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The adviser seeks to achieve the Fund's secondary investment objective by managing interest rate risk, credit risk and by diversifying among securities that are not expected to have returns that are highly correlated to eachother or the equity and fixed income markets in general.  The adviser uses an active income strategy based on a proprietary macro-economic model and investment philosophy, "Astor's Active Income Philosophy", to select ETFs that it believes have the potential to generate income and positive returns in the given economic environment.

Astor's Active Income Philosophy

The Active Income model and philosophy analyze indicators relating to interest rate policy and yield curve movement, as well as economic data. Economic data inputs include: (1) GDP, (2) inflation, (3) unemployment, (4) money flows and (5) overall market conditions.  The adviser uses these indicators and economic inputs to determine, what the adviser believes is, the current phase of the economic and interest rate cycles.  Once the structure of these cycles is identified, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving an attractive current yield with the appropriate risk-balanced position.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic and interest rate cycles, as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide income. During economic contractions, the adviser will utilize defensive positioning, by decreasing portfolio allocations to credit risk and actively managing interest rate risk exposures.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

  Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.  Inverse ETFs limit the Fund's participation in market gains.

  Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

  Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

  Fixed-Income Risk.  When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

  Foreign Investment Risk.  Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  High-Yield Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an ETF's or Underlying Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the value of these assets.

  Inverse Risk.  The Fund engages in hedging or declining-market strategies by investing in inverse ETFs and Underlying Funds.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.  The Fund will not participate in market gains to the extent it holds inverse securities.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's dependence on risk management strategies, its "Active Income Philosophy" and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.astorllc.com or by calling 1-877-738-0333.

Astor SP Growth ETF Fund
RISK/RETURN
Investment Objective:
The Fund seeks capital appreciation with less volatility than the equity market in general.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor SP Growth ETF Fund	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	4.75%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Astor SP Growth ETF Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses	[1]	1.13%	1.13%	1.13%	1.13%	1.13%
Acquired Fund Fees and Expenses	[2]	0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses		2.75%	3.50%	3.50%	2.50%	2.75%
Expense Waiver and/or Reimbursement	[3]	(0.39%)	(0.39%)	(0.39%)	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses After Expense Waiver and/or Reimbursement		2.36%	3.11%	3.11%	2.11%	2.36%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until November 30 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.99% , 2.74% , 2.74% , 1.74% and 1.99% , for Class A, B, C, I and R shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Astor SP Growth ETF Fund (USD $)	1 Year	3 Years
Class A Shares	703	1,253
Class B Shares	789	1,038
Class C Shares	314	1,038
Class I Shares	214	741
Class R Shares	239	816

You would pay the following expenses if you did not redeem your shares.
Expense Example, No Redemption Astor SP Growth ETF Fund (USD $)	1 Year	3 Years
Class A Shares	703	1,253
Class B Shares	789	1,038
Class C Shares	314	1,038
Class I Shares	214	741
Class R Shares	239	816

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund invests primarily in exchange-traded funds ("ETFs") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines fixed-income securities as bonds, notes, debentures and other forms of indebtedness.  The Fund defines equity securities as common and preferred stocks. The Fund defines alternative and specialty securities to include real estate investment trusts ("REITs"), and ETFs that invest in commodities.  The Fund invests in ETFs without restriction as to the issuer credit quality, capitalization, country or individual security maturity of the underlying securities held by the ETFs.  Under normal market conditions, the Fund invests at least 80% of its assets, measured at the time of purchase, in ETFs.

The Fund's adviser seeks capital appreciation and below-market return volatility through an active tactical asset allocation strategy based on its proprietary macro-economic model and investment philosophy, "The Astor Philosophy", to select assets that it believes have the potential to generate positive returns in the given economic environment.

The Astor Philosophy

The adviser's investment model and philosophy analyze economic data inputs including: (1) GDP, (2) inflation, (3) unemployment, (4) money flows and (5) overall market conditions.  The adviser uses these economic inputs to determine, what the adviser believes to be, the current phase of the business cycle: (i) expansion, (ii) peak, (iii) contraction or (iv) trough.  Once the current phase of the business cycle is identified, the adviser tactically allocates assets and rebalances the Fund's investment portfolio with the goal of achieving capital appreciation and relatively low return volatility regardless of the phase of the business cycle.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs.  Alternative or specialty ETFs are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs linked to commodities, such as oil or gold, and ETFs focused on specific industries such as real estate, or focused on specific economic segments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

  Alternative and Specialty Assets Risks.  The Fund may purchase ETFs that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

  Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

  Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

  Fixed-Income Risk.  When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

  Foreign Investment Risk.  Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  High-Yield Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an ETF's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the value of these assets.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's dependence on tactical asset allocation, "The Astor Philosophy" and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.astorllc.com or by calling 1-877-738-0333.